Retirement Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Major Long-Term Assumptions Used By Actuaries in the Computation of Scheme Liabilities and Post-Retirement Obligations

The major long-term assumptions used by the Group’s actuaries in the computation of scheme liabilities and post-retirement healthcare obligations are as follows:

	Eurozone			Switzerland			United States and Canada
	2018%	2017%	2016%	2018%	2017%	2016%	2018%	2017%	2016%
Rate of increase in:

- salaries	3.50	3.59	3.41	1.50	1.25	1.25	3.38	3.27	3.28

- pensions in payment	1.62	1.70	1.50	-	-	-	-	-	-

Inflation	1.65	1.75	1.50	1.00	0.75	0.75	2.00	2.00	2.00

Discount rate	2.12	2.05	1.86	0.85	0.70	0.65	4.10	3.52	4.01

Medical cost trend rate	n/a	n/a	n/a	n/a	n/a	n/a	1.55	6.33	5.98

Summary of Future Life Expectations Based on Retirement at 65 years of Age for Current and Future Retirees

For the Group’s most material schemes, the future life expectations factored into the relevant valuations, based on retirement at 65 years of age for current and future retirees, are as follows:

	Republic of Ireland			Switzerland			United States and Canada
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Current retirees

- male	22.4	22.7	22.5	22.5	22.4	22.3	20.1	20.6	20.5

- female	24.1	24.4	24.3	24.5	24.4	24.3	22.6	23.1	23.0

Future retirees

- male	24.9	25.5	25.4	24.7	24.6	24.6	22.0	22.3	22.3

- female	26.4	27.0	26.9	26.7	26.6	26.6	24.5	24.7	24.7

Summary of Retirement Benefit Expense in Consolidated Income Statement

The total retirement benefit expense from continuing operations in the Consolidated Income Statement is as follows:

	2018 €m	2017 €m	2016 €m

Total defined contribution expense	235	237	232

Total defined benefit expense/(credit)	61	(1)	75
Total expense in Consolidated Income Statement	296	236	307

Analysis of Defined Benefit Expense/(Credit)

Analysis of defined benefit expense/(credit)

Charged in arriving at Group profit before finance costs:

Current service cost	64	62	61
Administration expenses	4	4	4
Past service credit (net)	(17)	(78)	(2)
Subtotal	51	(12)	63

Included in finance income and finance costs respectively:

Interest income on scheme assets	(59)	(49)	(58)
Interest cost on scheme liabilities	69	60	70
Net interest expense	10	11	12

Net expense/(credit) to Consolidated Income Statement	61	(1)	75

Summary of Net Charge to Consolidated Income Statement	The composition of the net expense/(credit) to the Consolidated Income Statement is as follows:

Eurozone	23	25	18
Switzerland	25	(49)	37
United States and Canada	6	14	11
Other	7	9	9
Total	61	(1)	75

Summary of Reconciliation of Assets and Liabilities

Reconciliation of scheme assets (bid value)	2018 €m	2017 €m
At 1 January	2,622	2,556
Movement in year
Interest income on scheme assets	59	49
Arising on acquisition (note 32)	337	5
Remeasurement adjustments
- return on scheme assets excluding interest income	(137)	112
Employer contributions paid	118	123
Contributions paid by plan participants	14	14
Benefit and settlement payments	(130)	(114)
Administration expenses	(4)	(4)
Translation adjustment	34	(119)
At 31 December	2,913	2,622

Reconciliation of actuarial value of liabilities
At 1 January	(2,999)	(3,147)
Movement in year
Current service cost	(64)	(62)
Past service credit (net)	17	78
Interest cost on scheme liabilities	(69)	(60)
Arising on acquisition (note 32)	(452)	(57)
Disposals	6	-
Remeasurement adjustments
- experience variations	1	11
- actuarial gain/(loss) from changes in financial assumptions	120	(29)
- actuarial gain from changes in demographic assumptions	26	20
Contributions paid by plan participants	(14)	(14)
Benefit and settlement payments	130	114
Translation adjustment	(39)	147
At 31 December	(3,337)	(2,999)

Summary of Scheme Assets	The composition of scheme assets is as follows:

Eurozone	1,181	1,184
Switzerland	808	781
United States and Canada	728	448
Other	196	209
Total	2,913	2,622

Summary of Actuarial Value of Liabilities

The composition of the actuarial value of liabilities is as follows:

Eurozone	(1,318)	(1,384)
Switzerland	(829)	(819)
United States and Canada	(946)	(540)
Other	(244)	(256)
Total	(3,337)	(2,999)

Recoverable deficit in schemes	(424)	(377)

Related deferred income tax asset	95	72
Net pension liability	(329)	(305)

Summary of Composition of Net Pension Liabilities	The composition of the net pension liability is as follows:

Eurozone	(113)	(168)

Switzerland	(17)	(30)

United States and Canada	(162)	(68)

Other	(37)	(39)
Total	(329)	(305)

Summary of Impact of Movement in Principal Actuarial Assumptions

The impact of a movement (as indicated below) in the principal actuarial assumptions would be as follows:

		Eurozone 2018 €m	Switzerland 2018 €m	United States and Canada 2018 €m	Other 2018 €m	Total Group 2018 €m
Scheme liabilities at 31 December 2018		(1,318)	(829)	(946)	(244)	(3,337)

Revised liabilities

Discount rate	Increase by 0.25%	(1,263)	(797)	(918)	(233)	(3,211)

	Decrease by 0.25%	(1,375)	(865)	(975)	(256)	(3,471)

Inflation rate	Increase by 0.25%	(1,370)	(832)	(951)	(253)	(3,406)

	Decrease by 0.25%	(1,268)	(827)	(942)	(236)	(3,273)

Mortality assumption	Increase by 1 year	(1,272)	(802)	(921)	(238)	(3,233)

	Decrease by 1 year	(1,363)	(856)	(971)	(251)	(3,441)

Summary of Split of Scheme Assets by Asset Type

Split of scheme assets	2018 €m	2017 €m
Investments quoted in active markets
Equity instruments (i)	862	828
Debt instruments (ii)	1,596	1,413
Property	109	120
Cash and cash equivalents	34	26
Investment funds	9	95
Assets held by insurance company	123	-

Unquoted investments
Equity instruments	2	2
Debt instruments (iii)	9	8
Property	112	92
Cash and cash equivalents	40	13
Assets held by insurance company	17	25
Total assets	2,913	2,622

(i)	Equity instruments primarily relate to developed markets.

(ii)	Quoted debt instruments are made up of €845 million (2017: €831 million) and €751 million (2017: €582 million) of non-government and government instruments respectively.

(iii)	Unquoted debt instruments primarily relate to government debt instruments.

Summary of Maturity Profile of the Group's Contracted Payments (On a Discounted Basis)

The maturity profile of the Group’s contracted payments (on a discounted basis) is as follows:

	2018 €m	2017 €m	2016 €m
Within one year	2	19	20

Between one and two years	2	2	19

Between two and three years	2	2	2

Between three and four years	1	2	2

Between four and five years	1	1	2

After five years	6	8	10
Total	14	34	55

Summary of Average Duration and Scheme Composition

Average duration and scheme composition

	Eurozone			Switzerland			United States and Canada
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Average duration of defined benefit obligation (years)	17.1	17.8	17.1	16.4	17.2	18.6	12.1	12.2	13.1

Allocation of defined benefit obligation by participant:

Active plan participants	71%	72%	63%	83%	84%	84%	46%	40%	41%

Deferred plan participants	9%	9%	12%	-	-	-	18%	16%	17%

Retirees	20%	19%	25%	17%	16%	16%	36%	44%	42%